BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Warrant outstanding	6,435,000
Change in fair value of the warrants	€ 890	€ 4,215
Business combination description		the market price of each warrant was approximately €1.46 per warrant or €9,450 thousand in the aggregate. As of December 31, 2021, the market price decreased to approximately €0.86 per warrant; therefore, as of December 31, 2021, the fair value of the warrant liabilities amounted to €5,513 thousand. As of December 31, 2022, the market price decreased to approximately €0.20 per warrant; therefore, as of December 31, 2022, the fair value of the warrant liabilities amounted to €1,298 thousand. The change in fair value of the warrants was recorded in the consolidated income statement as finance income amounting to €4,215 thousand for the year ended December 31, 2022.
Codere Espa?a S.A. [Member]
IfrsStatementLineItems [Line Items]
Short-term loans	€ 5,105	€ 4,243	€ 2,919
Reduction in other borrowings		€ 38,500